Accounts Receivable - Summary of Provision for Impairment of Accounts Receivable (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Receivables [Abstract]
Begining Balance	¥ 9	¥ 6
Provision for impairment recognized in income statement	3	6	¥ 7
Receivables written off during the year as uncollectible	(5)	(3)	(1)
Ending Balance	¥ 7	¥ 9	¥ 6